CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Cash generated from operations	¥ 4,977	¥ 4,477
Interest received	606	597
Income taxes paid	(387)	(917)
Net cash inflow from operating activities	5,196	4,157
Cash flows from investing activities
Net cash payment for business combinations	(7,415)	(1,053)
Purchase of property, plant and equipment	(193)	(131)
Purchase of intangible assets	(239)	(427)
Placement of short-term investments	(4,012)	(2,300)
Receipt from short-term investments	4,880	2,339
Placement of term deposits with initial terms of over three months	(6,102)	(5,706)
Receipt from maturity of term deposits with initial terms of over three months	16,102	6,189
Proceeds from disposal of investments accounted for using equity method	4	32
Payments for acquisition of investments accounted for using equity method	(70)	(1,819)
Proceeds from disposal of investments accounted for as financial assets at fair value through profit or loss	12	0
Payments for acquisition of investments accounted for as financial assets at fair value through profit or loss	(229)	(3)
Payments for acquisition of investments accounted for as financial assets at fair value through other comprehensive income	0	(1,230)
Payments for loan to third parties	0	(2)
Dividends received	198	252
Other investing activities	(4)	5
Net cash (outflow)/inflow from investing activities	2,932	(3,854)
Cash flows from financing activities
Proceeds from short-term borrowings	5,770	0
Repayments of short-term borrowings	(55)	0
Proceeds from long-term borrowings	7,000	0
Proceeds from exercise of share options	4	57
Payments for acquisition of non-controlling interests in non-wholly owned subsidiaries	(9)	0
Shares withheld for share award schemes	(23)	(24)
Payments for repurchase of ordinary shares	(2,725)	(391)
Dividends paid to the Company's shareholders	(2,539)	(1,981)
Dividends paid to non-controlling interests	(41)	(39)
Payments for interests	(48)	(58)
Principal elements of lease payments	(61)	(76)
Net cash (outflow)/inflow from financing activities	7,273	(2,512)
Net (decrease)/increase in cash and cash equivalents	15,401	(2,209)
Cash and cash equivalents at beginning of the period	8,470	13,164
Exchange differences on cash and cash equivalents	(173)	44
Cash and cash equivalents at end of the period	¥ 23,698	¥ 10,999